Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31,
	2019	2018
Change in:
Trade and other receivables	$3,252	$16,198
Other financial assets/liabilities	12,540	(17,290)
Inventories	(11,759)	(32)
Prepaid expenses	(3,484)	(38)
Trade and other payables	5,613	(19,608)
Provisions and other liabilities	(2,591)	(1,030)
	$3,572	$(21,800)